Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies
Schedule of future minimum payments for noncancellable operating leases extending beyond one year

(in thousands of dollars)
Years Ending December 31,
2017	$1,054
2018	1,118
2019	1,125
2020	375
2021	—
Thereafter	—
$3,672